INVESTMENTS ACCOUNTED FOR UNDER THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Schedule of Group Investments Accounted for Under Equity Method
The Group's investment accounted for under the Equity method is Rhenaroll S.A.

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018
At January 1	1	1
Group share in loss	—	(33)
Reclassified to non-current other financial assets (A)	—	33
At December 31	1	1

(A)
At December 31, 2018, the loan to Constellium-UACJ ABS LLC was, in substance, part of Constellium’s investment in the joint-venture. Thus, Constellium’s accumulated share of the losses of joint-ventures, in excess of the initial investment, was recognized against other financial assets for a cumulative amount of €49 million at December 31, 2018, of which €33 million was recognized during the year ended December 31, 2018.

Schedule of Group Share of Joint Ventures

		Group share of joint venture’s net assets		Group share of joint venture’s profit/ (loss)
(in millions of Euros)	% interest	At December 31, 2019	At December 31, 2018	At December 31, 2019	At December 31, 2018
Constellium-UACJ ABS LLC	51.00%	—	(49)	—	(33)
Rhenaroll S.A. (A)	49.85%	1	1	—	—
Group share		1	(48)	—	(33)
Reclassified to non-current other financial assets		—	49	—	—
Investment in joint venture		1	1	—	(33)

(A)
The Group holds a 49.85% interest in a joint venture named Rhenaroll S.A. (located in Biesheim, France), specialized in the chrome-plating, grinding and repairing of rolling mills’ roll and rollers. Rhenaroll S.A. is a private company with no quoted market price available for its shares. The investment is included in P&ARP segment assets.

Schedule of Amounts Included in Consolidated Financial Statements in Accordance with Group Accounting Principles
The information presented hereafter reflects the amounts included in the Consolidated Financial Statements of the relevant entity in accordance with Group accounting principles and not the Company’s share of those amounts.

(in millions of Euros)	At December 31, 2018
Current assets
Cash and cash equivalents	8
Trade receivables and other	49
Inventories	68
Non-current assets
Property, plant and equipment	166
Intangible assets	—
Total Assets	291
Current liabilities
Trade payables and other	79
Borrowings (A)	36
Non-current liabilities
Borrowings (A)	271
Equity	(95)
Total Equity and Liabilities	291

(A)	In February 2018, the shareholders had agreed to modify the terms of their loan to Constellium-UACJ ABS LLC by reducing the interest rate and extending the maturity to March 31, 2023.

(in millions of Euros)	Year ended December 31, 2018
Revenue	262
Cost of sales	(309)
Selling and administrative expenses	(10)
Loss from operations	(57)
Finance costs (A)	(7)
Net loss	(64)

(A)	Finance costs include a €11 million gain related to the shareholders’ loan modification for the year ended December 31, 2018.